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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01835


                            Pioneer Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


                             Pioneer Value Fund
                Schedule of Investments  6/30/07 (unaudited)

 Shares                                                              Value
           COMMON STOCKS - 97.6 %
           Energy - 7.9 %
           Integrated Oil & Gas - 7.9 %
1,857,025  Chevron Corp.                                         $ 156,435,786
1,242,308  ConocoPhillips                                          97,521,178
1,165,338  USX-Marathon Group, Inc.                                69,873,666
                                                                 $ 323,830,630
           Total Energy                                          $ 323,830,630
           Materials - 1.8 %
           Diversified Metals & Mining - 1.4 %
  678,141  Freeport-McMoRan Copper & Gold, Inc. (Class B)        $ 56,163,638
           Gold - 0.4 %
  485,866  Newmont Mining Corp.                                  $ 18,977,926
           Total Materials                                       $ 75,141,564
           Capital Goods - 6.5 %
           Industrial Conglomerates - 6.5 %
1,179,960  3M Co.                                                $ 102,408,728
2,290,510  General Electric Co. (b)                                87,680,723
2,250,160  Tyco International, Ltd.                                76,032,906
                                                                 $ 266,122,357
           Total Capital Goods                                   $ 266,122,357
           Transportation - 2.2 %
           Airlines - 1.4 %
1,875,080  US Airways *                                          $ 56,758,672
           Railroads - 0.8 %
  661,703  Norfolk Southern Corp.                                $ 34,785,727
           Total Transportation                                  $ 91,544,399
           Retailing - 4.7 %
           Apparel Retail - 1.1 %
2,309,743  Gap, Inc.                                             $ 44,116,091
           Home Improvement Retail - 2.4 %
2,480,229  Home Depot, Inc.                                      $ 97,597,011
           Internet Retail - 1.2 %
1,738,659  Expedia, Inc. *  (b)                                  $ 50,925,322
           Total Retailing                                       $ 192,638,424
           Food & Drug Retailing - 3.6 %
           Food Retail - 1.5 %
2,088,070  Kroger Co.                                            $ 58,737,409
           Hypermarkets & Supercenters - 2.1 %
1,814,454  Wal-Mart Stores, Inc.                                 $ 87,293,382
           Total Food & Drug Retailing                           $ 146,030,791
           Food, Beverage & Tobacco - 5.3 %
           Packaged Foods & Meats - 1.9 %
1,315,938  General Mills, Inc.                                   $ 76,877,098
           Tobacco - 3.4 %
1,989,736  Altria Group, Inc.                                    $ 139,560,083
           Total Food, Beverage & Tobacco                        $ 216,437,181
           Household & Personal Products - 2.4 %
           Household Products - 2.4 %
1,475,360  Kimberly-Clark Corp.                                  $ 98,686,830
           Total Household & Personal Products                   $ 98,686,830
           Health Care Equipment & Services - 1.1 %
           Health Care Equipment - 1.1 %
2,970,537  Boston Scientific Corp. *                             $ 45,568,038
           Total Health Care Equipment & Services                $ 45,568,038
           Pharmaceuticals & Biotechnology - 17.3 %
           Pharmaceuticals - 17.3 %
6,673,204  Bristol-Myers Squibb Co.                              $ 210,606,318
3,712,805  Merck & Co., Inc.                                       184,897,689
3,424,197  Pfizer, Inc.                                            87,556,717
7,496,214  Schering-Plough Corp.                                   228,184,754
                                                                 $ 711,245,478
           Total Pharmaceuticals & Biotechnology                 $ 711,245,478
           Banks - 5.9 %
           Diversified Banks - 1.0 %
  807,034  Wachovia Corp.                                        $ 41,360,493
           Thrifts & Mortgage Finance - 4.9 %
1,619,552  Freddie Mac                                           $ 98,306,806
2,445,339  Washington Mutual, Inc.                                 104,269,255
                                                                 $ 202,576,061
           Total Banks                                           $ 243,936,554
           Diversified Financials - 11.5 %
           Asset Management & Custody Banks - 1.7 %
5,413,932  Invesco Plc.                                          $ 70,268,176
           Consumer Finance - 2.5 %
2,674,764  The First Marblehead Corp. (b)                        $ 103,352,881
           Investment Banking & Brokerage - 2.1 %
1,047,712  Merrill Lynch & Co., Inc.                             $ 87,567,769
           Diversified Financial Services - 5.2 %
1,921,159  Bank of America Corp.                                 $ 93,925,464
2,303,096  Citigroup, Inc.                                         118,125,794
                                                                 $ 212,051,258
           Total Diversified Financials                          $ 473,240,084
           Insurance - 9.2 %
           Life & Health Insurance - 2.7 %
4,326,519  UNUM Group                                            $ 112,965,411
           Multi-Line Insurance - 4.4 %
2,560,486  American International Group, Inc.                    $ 179,310,835
           Property & Casualty Insurance - 2.1 %
1,390,888  Allstate Corp.                                        $ 85,553,521
           Total Insurance                                       $ 377,829,767
           Technology Hardware & Equipment - 8.7 %
           Communications Equipment - 3.3 %
1,767,626  Motorola, Inc.                                        $ 31,286,980
3,748,107  Nokia Corp. (A.D.R.)                                    105,359,288
                                                                 $ 136,646,268
           Computer Hardware - 5.4 %
2,616,869  Dell, Inc. *                                          $ 74,711,610
1,811,215  Hewlett-Packard Co.                                     80,816,413
  624,685  IBM Corp.                                               65,748,096
                                                                 $ 221,276,119
           Total Technology Hardware & Equipment                 $ 357,922,387
           Semiconductors - 0.8 %
           Semiconductors - 0.8 %
2,308,371  Advanced Micro Devices, Inc. *  (b)                   $ 33,009,705
           Total Semiconductors                                  $ 33,009,705
           Telecommunication Services - 6.7 %
           Integrated Telecommunication Services - 6.7 %
2,396,290  AT&T Corp.                                            $ 99,446,035
4,233,880  Verizon Communications, Inc.                            174,308,840
                                                                 $ 273,754,875
           Total Telecommunication Services                      $ 273,754,875
           Utilities - 2.0 %
           Electric Utilities - 2.0 %
1,499,243  Edison International                                  $ 84,137,517
           Total Utilities                                       $ 84,137,517
           TOTAL COMMON STOCKS
           (Cost  $3,281,514,344)                                $ 4,011,076,581

Principal
 Amount
           TEMPORARY CASH INVESTMENT - 4.2 %
           Repurchase Agreement - 1.1 %
 $45,100,00UBS Warburg, Inc., 4.25%, dated 6/29/07, repurchase price of
           $45,100,000 plus accrued interest on 7/2/07, collateralized
           by $46,822,000 U.S. Treasury Bill, 3.375%, 11/15/08   $ 45,100,000
 Shares
           Security Lending Collateral - 3.1 %
126,325,039Securities Lending Investment Fund, 5.28%             $ 126,325,039
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $171,425,039)                                  $ 171,425,039
           TOTAL INVESTMENT IN SECURITIES - 101.8%
           (Cost  $3,452,939,383)(a)                             $ 4,182,501,620
           OTHER ASSETS AND LIABILITIES - (1.8)%                 $ (74,587,275)
           TOTAL NET ASSETS - 100.0%                             $ 4,107,914,345

(A.D.R.)   American Depositary Receipt

       *   Non-income producing security.

     (a) At June 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $3,465,417,733 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost             $ 769,024,455

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value               (51,940,568)

           Net unrealized gain                                   $ 717,083,887


     (b)   At June 30, 2007, the following securities were out on loan:

 Shares                           Security                           Value
1,582,534  Advanced Micro Devices, Inc. *                        $ 22,630,236
1,500,000  Expedia, Inc. *                                         43,935,000
 130,000   The First Marblehead Corp.                              5,023,200
1,349,320  General Electric Co.                                    51,651,970
           Total                                                 $ 123,240,406


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2007

* Print the name and title of each signing officer under his or her signature.